SCHWAB STRATEGIC TRUST
Schwab® Core Bond ETF
(the fund)
Supplement dated February 5, 2025 to the fund’s currently effective
Statutory Prospectus

This supplement provides new and additional information beyond that contained in the
Statutory Prospectus and should be read in conjunction with the
Statutory Prospectus.
The following paragraph is added at the bottom of the fund’s Statutory Prospectus front cover:
As with all exchange-traded funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG127039-00 (02/25)
00311864